VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
Investment Objective
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before fees and expenses.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VictoryShares US Multi-Factor Minimum Volatility ETF VictoryShares US Multi-Factor Minimum Volatility ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VictoryShares US Multi-Factor Minimum Volatility ETF VictoryShares US Multi-Factor Minimum Volatility ETF
Management Fees	0.30%
Other Expenses	6.91%
Total Annual Fund Operating Expenses	7.21%
Fee Waivers/Expense Reimbursements	(6.86%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.35%	[1]
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF | USD ($)	36	1,512

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities included in the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the "Index"). The Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq Inc. (the "Index Provider"). The Index Provider is not affiliated with the Fund or the Adviser.

The companies eligible for inclusion in the Index are derived from its starting universe, the mid- and large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index ("Parent Index"), an index maintained by the Index Provider. The Parent Index consists of those U.S. companies with market caps representing the top 90% of the U.S. investable universe.

The Index Provider considers a company to be a U.S. company if it is economically tied to the U.S. In general, a company is treated as being economically tied to the U.S. if: (1) the company is incorporated and domiciled in the U.S., (2) the company makes public filings with U.S. securities regulators, and (3) the company's securities are listed on a U.S. exchange. In addition, the Index Provider treats companies that are incorporated in certain identified countries to benefit from tax, legal or other advantages, but which otherwise meet these requirements, as being economically tied to the U.S.

The Index is designed to construct a diversified portfolio with superior risk-adjusted returns by first ranking companies using a number of proprietary fundamental factors, such as dividend yield, sales growth and other financial metrics that have been identified by a quantitative multi-factor selection process developed by the Adviser to identify the companies that are most likely to outperform the broader U.S. market. The companies in the top 20% of the ranking are included in the Index. Within this smaller set of companies, the Index uses an optimization tool to weight the individual securities to minimize absolute volatility, measured at a portfolio level, within established portfolio constraints (such as minimum and maximum weightings of index constituents and sectors).

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index in proportion to their weightings in the Index.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  ETF Structure Risks. The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

■  Not Individually Redeemable. The Fund's Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

■  Trading Issues. Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.

■  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

■  Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

■  Intraday Indicative Value (IIV) Risk. The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities ("Deposit Securities") every 15 seconds (the "intraday indicative value" or "IIV''). The IIV is not a "real-time" update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

■  Investment Strategy Risk. The Index may not successfully identify companies that meet its objective. Although the Index was created by the Index Provider to minimize volatility compared to the Parent Index, there is no guarantee that this strategy will be successful.

■  Large-Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

■  Limited History of Operations. The Fund is a new ETF and, therefore, has a limited history of operations for investors to evaluate.

■  Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Tracking Risk. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

No performance information is presented since the Fund has not yet had a full calendar year of performance. Performance data for the Fund will be available online at www.VictorySharesLiterature.com or by calling 1-866-376-7890. The Fund's performance is not necessarily an indication of how the Fund will perform in the future.